Share Capital and Reserves (Details 2) - CAD ($)	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Disclosure of classes of share capital [line items]
Number of Warrants	208,211	208,211	722,572
Weighted average remaining life	8 months	1 year 8 months
Warrant value	$ 749,866	$ 749,866
Warrant One [Member]
Disclosure of classes of share capital [line items]
Number of Warrants	160,519	160,519
Exercise price	$ 3.50	$ 3.50
Expiry date	Mar. 01, 2019	Mar. 01, 2019
Weighted average remaining life	6 months	1 year 6 months
Warrant value	$ 603,370	$ 603,370
Warrant Two [Member]
Disclosure of classes of share capital [line items]
Number of Warrants	23,636	23,636
Exercise price	$ 12.50	$ 12.50
Expiry date	Aug. 31, 2019	Aug. 31, 2019
Weighted average remaining life	1 year	2 years
Warrant value	$ 126,729	$ 126,729
Warrant Three [Member]
Disclosure of classes of share capital [line items]
Number of Warrants	24,056	24,056
Exercise price	$ 10.00	$ 10.00
Expiry date	Nov. 30, 2019	Nov. 30, 2019
Weighted average remaining life	1 year 3 months	2 years 3 months
Warrant value	$ 19,767	$ 19,767